Property and Equipment - Narrative (Details)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Percentage increase in discount rate used in impairment assessments	5.00%
Percentage decrease in discount rate used in impairment assessments	5.00%